NOTE 20 - Research and development expenses: Schedule of Research and development expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Wage and salaries
Research and development	$ 2,512	$ 2,166
Share based compensation
Research and development	127	13
Professional and legal fees
Research and development	732	287
Patents
Research and development	69	79
Materials
Research and development	223	200
Depreciation and amortization
Research and development	334	259
Recruitment expenses
Research and development	0	11
Office maintenance, communication and Travel
Research and development	775	318
Others
Research and development	25	36
Research and development	$ 4,797	$ 3,369